Promissory Note - Disclosure of Promissory Note (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Less: current portion	$ (17,695)	$ (16,629)
Glencore [Member] | Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Beginning of period	16,629	15,501
Accretion and interest	1,066	1,128
End of period	17,695	16,629
Less: current portion	(17,695)	0
Non-current portion	$ 0	$ 16,629